LEASES - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost for operating leases	$ 80.2	$ 73.8
Operating Leases Not Yet Commenced with Future Minimum Lease Payments
Operating lease terms	5 years
Operating leases	$ 1.9
Minimum [Member]
Operating lease terms	1 year
Maximum [Member]
Operating lease terms	16 years